Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade Accounts Receivable, Net	Trade Accounts Receivable, Net

	December 31, 2024		December 31, 2023
Trade accounts receivable	Ps.	37,972	Ps.	34,047
The Coca-Cola Company (see Note 15)		491		378
Loans to employees		119		114
Heineken Group		268		352
Others		7,321		6,507
		46,171		41,398
Allowance for expected credit losses		(2,979)		(2,535)
	Ps.	43,192	Ps.	38,863

7.1 Trade receivables
Trade receivables representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company arising from the latter’s participation in advertising and promotional programs.
Because 3% of the trade accounts receivables are unrecoverable, the Company does not have customers classified as “high risk,” which would be eligible to have special management conditions for the credit risk.
The allowance is calculated under an expected loss model that recognizes the impairment losses throughout the life of the contract. For this particular case, because the accounts receivable are generally outstanding for less than one year, the Company defined an impairment estimation model under a simplified approach of expected loss through a parametric model.
The parameters used within the model are:
•Breach probability;
•Loss severity;
•Financing rate;
•Special recovery rate; and
•Breach exposure.
Aging of accounts receivable (days current or outstanding)

	December 31, 2024		December 31, 2023
Current	Ps.	30,045	Ps.	25,424
0‑30 days		7,605		9,892
31‑60 days		1,343		1,398
61‑90 days		683		835
91‑120 days		393		1,017
120+ days		6,102		2,832
Total	Ps.	46,171	Ps.	41,398
7.2 Changes in the allowance for expected credit losses

	2024		2023		2022
Balance at the beginning of the period	Ps.	2,535	Ps.	2,238	Ps.	1,951
Allowance for the period		1,176		1,367		1,060
Additions (write-offs) of uncollectible accounts		(831)		(557)		(945)
Addition from business combinations		69		3		166
Effects of changes in foreign exchange rates		99		(26)		6
Disposal of businesses		(69)		(490)		—
Balance at the end of the period	Ps.	2,979	Ps.	2,535	Ps.	2,238

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period. The concentration of credit risk is limited due to the customer base being large and dispersed.
In 2024 the Company recognized a write-off in Health Division for an amount of Ps. 506 related with trades receivables in Colombia due to uncertainty in collection with one of the main institutional customers.

7.3 Payments from The Coca-Cola Company
The Coca-Cola Company participates in certain marketing and promotional programs. Contributions received by the Company are recognized as a reduction in selling expenses. For the years ended December 31, 2024 and December 31, 2023, and December 31, 2022 contributions received were Ps. 2,012, Ps. 2,450 and Ps. 1,170, respectively.